Net Loss Per Share (Details) - Schedule of basic and diluted net loss - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Basic and net loss per share	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.9)	$ (6.47)	$ (19.06)	$ (4.33)
Net loss	$ (9,531)	$ (27,241)	$ (35,906)	$ (10,373)	$ (45,437)	$ (37,614)	$ (38,488)	$ (8,653)
Class A Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Allocation of undistributed earnings			$ (4,396)	$ (41)			$ (368)
Weighted average number of shares outstanding, basic	6,122	5,826	279	8	5,975	5,817	19
Basic and net loss per share	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.9)	$ (6.47)	$ (19.06)
Class B Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Allocation of undistributed earnings			$ (31,510)	$ (10,332)			$ (38,120)
Weighted average number of shares outstanding, basic			2,000	2,000			2,000	2,000
Basic and net loss per share			$ (15.76)	$ (5.17)			$ (19.06)	$ (4.33)